LOAN COMMITMENTS, FINANCIAL GUARANTEES AND SIMILAR INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loan Commitments Financial Guarantees And Similar Instruments
Commitments to extend credit (1)	R$ 299,288,995	R$ 318,281,881
Financial guarantees (2)	105,816,558	97,960,932
Letters of credit for imports	439,463	793,921
Total	R$ 405,545,016	R$ 417,036,734